Current financial assets and Cash and cash equivalents	12 Months Ended
Dec. 31, 2017
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Current financial assets and Cash and cash equivalents

Note 10. Current financial assets and Cash and cash equivalents

As of December 31, 2016	Carrying amount	Unrealized Gains/(Losses)	Estimated fair value
	$ in thousands
Current financial assets	36,592	—	36,592
Cash and cash equivalents	254,567	—	254,567

Current financial assets and cash and cash equivalents	291,159	—	291,159

As of December 31, 2017	Carrying amount	Unrealized Gains/(Losses)	Estimated fair value
	$ in thousands
Current financial assets	40,602	—	40,602
Cash and cash equivalents	256,380	—	256,380

Current financial assets and cash and cash equivalents	296,982	—	296,982

10.1 Current financial assets

Accounting policies

Current financial assets that are measured at fair value through profit or loss in accordance with IAS 39 include the following:

•	Financial assets including embedded derivatives for which Cellectis elected to designate at fair value through profit or loss;

•	Financial assets managed on a fair value basis; and

•	Derivative instruments that are not documented in hedging relationships.

IFRS 13 (Fair Value Measurement) requires counterparty and own credit risk to be taken into account when measuring the fair value of financial instruments. This risk is estimated on the basis of observable, publicly-available statistical data.

Details of current financial assets

Current financial assets are measured at fair value through profit or loss and are classified as follows within the fair value hierarchy:

•	Instruments classified under level 1 are measured with reference to quoted prices in active markets; they consist of notes indexed to equity index. Their nominal value amount to $40.3 million and their fair value amount to $39.7 million as of December 31, 2017.

Instruments classified under level 2 are measured with reference to observable valuation inputs; they consist in zero-premium accumulator. Their nominal value amount to $0.6 million and their fair value amount to $0.6 million as of December 31, 2017.

10.2 Cash and cash equivalents

Accounting policy

Cash and cash equivalents are held for the purpose of meeting short-term cash commitments rather than for the purpose of investment or for other purposes. They are readily convertible into a known amount of cash and are subject to an insignificant risk of changes in value. Cash and cash equivalents include cash, bank accounts, money market funds and fixed bank deposits that meet the definition of a cash equivalent. Cash equivalents are fair valued at the end of each reporting period.

Details of cash and cash equivalents

	As of December 31,	As of December 31,
	2016	2017
	$ in thousands
Cash and bank accounts	222,089	219,368
Money market funds	12,451	13,026
Fixed bank deposits	20,028	23,986

Total cash and cash equivalents	254,568	256,380

Money market funds earn interest and are refundable overnight. Fixed bank deposits have fixed terms that are less than three months or are readily convertible to a known amount of cash.